Deferred Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Deferred Revenue

NOTE 8 – DEFERRED REVENUE

At March 31, 2020 and December 31, 2019, deferred revenue consists of the following:

	March 31, 2020	December 31, 2019
Franchise fees	$1,196,279	$1,210,719
Unearned vendor rebates	54,494	64,953
Less: Unearned vendor rebates, current	(54,494)	(64,953)
Less: Franchise fees, current	(57,920)	(57,744)
Deferred revenues, non-current	$1,138,359	$1,152,975

NOTE 12 – DEFERRED REVENUE

At December 31, 2019 and 2018, deferred revenue consists of the following:

	December 31, 2019	December 31, 2018
Franchise fees	$1,210,719	$801,107
Unearned vendor rebates	64,953	106,841
Less: Unearned vendor rebates, current	(64,953)	(106,841)
Less: Franchise fees, current	(57,744)	(801,107)
Deferred revenues, non-current	$1,152,975	$-

Deferred revenue of $396,131 at December 31, 2018 was recognized in revenue in 2019 within franchise royalties and fees on the consolidated statement of operations. Deferred revenue of $57,744 at December 31, 2019 is expected to be recognized during 2020.